Capital Stock - Additional Information (Detail) (USD $)			12 Months Ended
	Mar. 30, 2013 Class	Mar. 31, 2012	Mar. 30, 2013 Class A Common Stock [Member]	Mar. 30, 2013 Class B Common Stock [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Common stock voting rights per share			$ 1	$ 10
Preferred shares par value
Number of classes of common stock outstanding	2